Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	373		427		367
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	373		427		367
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	369	[1]	425	[1]	342	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	370		425		397
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	370		425		397
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	463	[1]	333	[1]	307	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	(12)		(6)		37
Unrealized gain (loss) on interest rate swaps	(1)		1		0
Pension and postretirement benefits	(2)	[1]	(2)	[1]	0	[1]
Total other comprehensive income (loss), net of tax	(15)	[1]	(7)	[1]	36	[1]
Total comprehensive income (loss), net of tax	448		326		343
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	448		326		343
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	173	[1]	412	[1]	279	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		0
Foreign currency translation	1		6		(10)
Unrealized gain (loss) on interest rate swaps	3		1		(4)
Pension and postretirement benefits	(11)	[1]	2	[1]	2	[1]
Total other comprehensive income (loss), net of tax	(7)	[1]	9	[1]	(12)	[1]
Total comprehensive income (loss), net of tax	166		421		267
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	166		421		267
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	(1,005)	[1]	(1,170)	[1]	(928)	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		2
Foreign currency translation	6		27		(64)
Unrealized gain (loss) on interest rate swaps	(9)		(29)		(13)
Pension and postretirement benefits	24	[1]	0	[1]	(4)	[1]
Total other comprehensive income (loss), net of tax	21	[1]	(2)	[1]	(79)	[1]
Total comprehensive income (loss), net of tax	(984)		(1,172)		(1,007)
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	$ (984)		$ (1,172)		$ (1,007)

[1]	As Adjusted (Note 2)